Insurance and Reinsurance Contract Assets and Liabilities - Composition of Underlying Items (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Participating
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	$ 139,470	$ 123,494
Participating | Debt securities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	60,128	54,238
Participating | Public equities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	26,460	19,846
Participating | Mortgages
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	4,934	4,535
Participating | Private placements
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	9,699	8,398
Participating | Real estate
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	5,179	4,525
Participating | Other
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	33,070	31,952
Variable Annuity 1
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	69,473	25,264
Unit Linked
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	$ 72,061	$ 18,771